Description of Plan (Details) - EBP002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) Rate
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount | $	$ 23,500
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Employer Contribution, Matching Percentage	100.00%
Employee Benefit Plan, Nonelective Employer Contribution Rate	4.00%
Employer Contribution - True-Up Provision | $	$ 8,500,000
EBP, Rollover Contribution, Increase from Participant Contribution, Other Terminated Plans | $	115,400,000
Di minimis Automatic Lump Sum Payment to Terminated Participants | $	1,000
Employee Benefit Plan, Minimum Participant Loan | $	$ 1,000
Employee Benefit Plan, Maximum Shareholder Loan	50.00%
Employee Benefit Plan, Maximum Participant Loan | $	$ 50,000
Employer Matching Contribution Over 4%
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	0.50%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	40.00%
EBP, Participant Contribution, Automatic, Deferral Rate	15.00%
EBP, Employer Contribution, Matching Percentage	4.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%
Maximum | Employer Matching Contribution Over 4%
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	2.00%
Catch-Up Contribution - Employees 50 and Over
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount | $	$ 7,500
Additional Catch-Up Contribution - Employees 60-63
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount | $	3,750
Total Additional Catch-Up Contribution - Employees 60-63
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount | $	$ 11,250
Automatic Annual Contribution Increase
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	1.00%